ASSETS HELD FOR RESALE (Tables)	9 Months Ended
Sep. 30, 2014
Assets Held For Resale Disclosure [Abstract]
Disclosure of Long Lived Assets Held-for-sale [Table Text Block]
Assets held for resale	September 30, 2014	December 31, 2013
Buildings held for resale	$399,594	$-
Assets held for resale	$399,594	$-